Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The Company computes earnings per share using the two-class method which requires that all earnings be allocated to each class of common stock including those securities which are participating securities. Shares issuable under the FA RSU Plan, which contain non-forfeitable rights to dividends, are considered participating securities. Basic and diluted earnings per share for the year ended December 31, 2013 were calculated assuming that the 11,264,929 shares issued on June 30, 2014 in connection to the closing of the First Allied acquisition was outstanding from the date of common control, September 25, 2013. Basic and diluted earnings per share for the year ended December 31, 2013 were calculated assuming that the 2,500,000 shares issued on June 10, 2013 in connection to the IPO were outstanding for the entire period.
The following table presents the calculation of basic and diluted earnings per share for the year ended December 31, 2013 (in thousands, except share and per share data):

	Year Ended December 31, 2013(1)
	Income (Numerator)	Weighted Average Shares (Denominator)	Per Share Amount
Net income attributable to Class A common stockholders	$2,266	7,885,186	$0.287
Allocation of earnings to participating securities:
Allocation of earnings to FA RSU plan shareholders	(19)	—	(0.002)
Basic Earnings:
Net income attributable to Class A common stockholders	2,247	7,885,186	0.285
Effect of Dilutive Securities:
Shares issuable to FA RSU plan shareholders	19	140,022	(0.003)
Diluted Earnings:
Net income attributable to Class A common stockholders	$2,266	8,025,208	$0.282

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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
For the year ended December 31, 2013 the Company excluded shares of Class B common stock from the calculation of diluted earnings per share as the effect was antidilutive.
As of December 31, 2013, there were 3,975,000 LTIP Units of the Original Operating Subsidiaries outstanding under the 2013 Manager Multi-Year Outperformance Agreement. See Note 11, “2013 Manager Multi-Year Outperformance Agreement.” There were no distributions paid to the LTIP Unit holders during 2013.
In addition, the Company did not meet (a) the threshold of total return to shareholders as measured against a peer group of companies, (b) nor did the LTIP Units capital account achieve economic equivalence with the capital balance of Class A units of the Original Operating Subsidiaries, at the end of the reporting period; therefore, the LTIP Units are excluded from the diluted earnings per share computation.